Summary of Significant Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 CountryandTerritory Office		Dec. 31, 2013		Dec. 31, 2012
Basis of consolidation [Abstract]
Ownership interest to qualify for equity method, maximum (in hundredths)	50.00%
Ownership interest to qualify for equity method, minimum (in hundredths)	20.00%
Carrying value of equity method investments	$ 132.3		$ 140.2		$ 85.3
Unremitted earnings from equity method investments	77.4		74.4
Revenues and receivables [Abstract]
Franchise fees	25.4		24.4		23.9
Deferred revenue - current	35.5		48.5
Deferred revenue - non-current	0		10.0
Allowance for doubtful accounts [Abstract]
Bad debt expense	18.9		24.1		29.2
Advertising costs [Abstract]
Advertising expenses	25.7		22.3		27.2
Goodwill [Abstract]
Goodwill, Gross	1,075.2	[1]	1,090.9	[1]
Accumulated Amortization	0	[1]	0	[1]
Goodwill, Net	1,075.2	[1],[2]	1,090.9	[1],[2]	1,041.3	[2]
Nature of operations [Abstract]
Number of offices worldwide	3,000
Number of countries and territories	80
Accumulated goodwill impairment loss	513.4		513.4		513.4
Income approach weight for goodwill impairment for certain reporting units (in hundredths)	75.00%
Market approach weight for goodwill impairment for certain reporting units (in hundredths)	25.00%
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	411.7		405.3
Finite-Lived Intangible Assets, Accumulated Amortization	276.2		247.9
Finite-Lived Intangible Assets, Net	135.5		157.4
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	151.3		151.7
Indefinite-Lived intangible assets, Accumulated Amortization	0		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	151.3		151.7
Intangible Assets (Excluding Goodwill) [Abstract]
Intangible Assets, Gross (Excluding Goodwill), Total	563.0		557.0
Intangible Assets, Accumulated Amortization (Excluding Goodwill), Total	276.2		247.9
Intangible Assets, Net (Excluding Goodwill)	286.8		309.1
Amortization expense related to intangibles	33.4	[3]	34.1	[3]	36.7	[3]
Future amortization expense [Abstract]
2015	29.5
2016	26.3
2017	23.0
2018	20.2
2019	15.9
Marketable securities [Abstract]
Available-for-sale investments market value	0		0
Ownership interest in our Swiss franchise (in hundredths)	49.00%
Swiss Franchise Investment Market Value	200.9		204.2
Swiss franchise realized gains	2.5		3.6		0.1
Swiss franchise realized losses	0.5		1.4		0.2
Capitalized software for internal use [Abstract]
Capitalized Software, Useful Life, Minimum	3 years
Capitalized Software, Useful Life, Maximum	10 years
Net capitalized software	5.3		4.6
Amortization expense related to the capitalized software costs	2.2		5.6		7.3
Property and equipment [Abstract]
Property and equipment, gross	633.5		706.2
Shareholders' Equity [Abstract]
Shares authorized to be repurchased (in shares)	8.0
Remaining number of shares authorized to be repurchased (in shares)	6.0
Shares repurchased (in shares)	2.0		0		3.6
Total cost of shares repurchased	143.5		0		138.2
Dividends declared (in dollars per share)	$ 0.98		$ 0.92		$ 0.86
Total dividend paid	77.3		72.0		67.8
Payroll Tax Credit [Abstract]
Multiplier for payroll tax credits	2.5
Percentage of eligible wages for tax credit (in hundredths)	6.00%		4.00%
Payment period of the CICE payroll tax credit	3 years
Net proceeds from sale of tax credits			104.0
Land [Member]
Property and equipment [Abstract]
Property and equipment, gross	5.7		6.2
Buildings [Member]
Property and equipment [Abstract]
Property and equipment, gross	19.2		20.8
Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property and equipment, gross	178.2		194.1
Computer Equipment [Member]
Property and equipment [Abstract]
Property and equipment, gross	153.0		168.1
Leasehold Improvements [Member]
Property and equipment [Abstract]
Property and equipment, gross	277.4		317.0
Trade Names [Member]
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	54.0	[4]	54.0	[4]
Indefinite-Lived intangible assets, Accumulated Amortization	0	[4]	0	[4]
Indefinite-Lived Intangible Assets (Excluding Goodwill)	54.0	[4]	54.0	[4]
Accumulated Impairment Loss	139.5		139.5
Reacquired Franchise Rights [Member]
Indefinite-lived [Abstract]
Indefinite-Lived Intangible Assets (Excluding Goodwill), Gross	97.3		97.7
Indefinite-Lived intangible assets, Accumulated Amortization	0		0
Indefinite-Lived Intangible Assets (Excluding Goodwill)	97.3		97.7
Technology [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	19.6		19.6
Finite-Lived Intangible Assets, Accumulated Amortization	19.6		19.6
Finite-Lived Intangible Assets, Net	0		0
Weighted-average useful lives (in years)	5 years
Franchise Agreements [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	18.0		18.0
Finite-Lived Intangible Assets, Accumulated Amortization	18.0		17.9
Finite-Lived Intangible Assets, Net	0		0.1
Weighted-average useful lives (in years)	10 years
Customer Relationships [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	359.9		351.5
Finite-Lived Intangible Assets, Accumulated Amortization	225.6		196.4
Finite-Lived Intangible Assets, Net	134.3		155.1
Weighted-average useful lives (in years)	14 years
Other [Member]
Finite-lived [Abstract]
Finite-Lived Intangible Assets, Gross	14.2		16.2
Finite-Lived Intangible Assets, Accumulated Amortization	13.0		14.0
Finite-Lived Intangible Assets, Net	1.2		2.2
Weighted-average useful lives (in years)	3 years
Minimum [Member]
Nature of operations [Abstract]
Discount rate for goodwill impairment test (in hundredths)	11.70%
Minimum [Member] | Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Computer Equipment [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life	2 years
Maximum [Member]
Nature of operations [Abstract]
Discount rate for goodwill impairment test (in hundredths)	17.80%
Maximum [Member] | Buildings [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life	40 years
Maximum [Member] | Furniture, Fixtures and Autos [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life	15 years
Maximum [Member] | Computer Equipment [Member]
Property and equipment [Abstract]
Property, Plant and Equipment, Useful Life	15 years
Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member] | Carrying Amount [Member]
Fair Value Measurements [Abstract]
Euro-denominated notes	423.4		480.9
Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member] | Fair Value [Member]
Fair Value Measurements [Abstract]
Euro-denominated notes	471.6		520.1
Recurring Basis [Member]
Assets [Abstract]
Foreign currency forward contracts	0.1		0.3
Deferred compensation plan assets	81.4		71.6
Total assets measured at fair value	81.5		71.9
Recurring Basis [Member] | Fair Value Measurements Using Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Assets [Abstract]
Foreign currency forward contracts	0		0
Deferred compensation plan assets	81.4		71.6
Total assets measured at fair value	81.4		71.6
Recurring Basis [Member] | Fair Value Measurements Using Significant Other Observable Inputs (Level 2) [Member]
Assets [Abstract]
Foreign currency forward contracts	0.1		0.3
Deferred compensation plan assets	0		0
Total assets measured at fair value	0.1		0.3
Recurring Basis [Member] | Fair Value Measurements Using Significant Unobservable Inputs (Level 3) [Member]
Assets [Abstract]
Foreign currency forward contracts	0		0
Deferred compensation plan assets	0		0
Total assets measured at fair value	0		0
Allowance for Doubtful Accounts [Member]
Allowance for doubtful accounts [Abstract]
Bad debt expense	18.9		24.1		29.2
Write-offs of accounts receivable	$ 15.8		$ 26.4		$ 23.2

[1]	Balances were net of accumulated impairment loss of $513.4 as of both December 31, 2014 and 2013.
[2]	Balances were net of accumulated impairment loss of $513.4 as of January 1, 2013, December 31, 2013 and December 31, 2014.
[3]	Intangible asset amortization related to acquisitions is excluded from operating costs within the reportable segments and corporate expenses, and shown separately.
[4]	Balances were net of accumulated impairment loss of $139.5 as of both December 31, 2014 and 2013.